Exhibit 99.01

Schedule 5. Digital Risk DI Summary Report

Report Pulled:	7/21/2026
Loan Count:	663
Fields Reviewed	Discrepancy Count	Percentage
Loan Purpose	10	1.51%
LTV	17	2.56%
Occupancy Type	3	0.45%
Original Interest Rate	4	0.60%
Original Loan Amount	12	1.81%
Origination/Note Date	2	0.30%
Originator Back-End DTI	7	1.06%
Property Type	6	0.90%
Subject Zipcode	30	4.52%